THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL                                                         MOODY'S/
    AMOUNT                                                SECURITY     S&P      MATURITY
(IN THOUSANDS)            SECURITY DESCRIPTION              TYPE     RATING       DATE      RATE      VALUE
--------------  ----------------------------------------  --------  ---------  -----------  -----  ------------
LONG-TERM INVESTMENTS (97.1%)
CALIFORNIA (0.3%)
   $   812      Kaweah Delta Hospital District, Tulare
                  County, (Series F, due 06/01/14)......     PP       NR/NR    06/01/00(a)  5.250% $    808,460
                                                                                                   ------------

ILLINOIS (1.1%)
     3,000      Illinois Development Finance Authority..     PP       NR/NR    08/01/28     4.900     2,954,430
                                                                                                   ------------

MICHIGAN (1.1%)
     2,334      City of Detroit Public School...........     PP       NR/NR    10/15/01     5.485     2,345,631
       365      City of Detroit Public School, (Public
                  Power Revenue)........................     PP       NR/NR    10/15/00     4.550       368,713
                                                                                                   ------------
                    TOTAL MICHIGAN......................                                              2,714,344
                                                                                                   ------------

NEW YORK (91.9%)
     4,200      City University of New York, (John Jay
                  College, Refunding), MBIA Insured.....     RB      Aaa/AAA   08/15/05     5.750     4,330,956
     4,000      Erie County Water Authority, (Water
                  Revenue, Refunding, Escrowed to
                  Maturity, Series A), AMBAC Insured....     RB      Aaa/AAA   12/01/04     5.000     4,020,280
     5,710      Long Island Power Authority, (Electric
                  Systems Revenue), FSA Insured.........     RB      Aaa/AAA   04/01/04     4.000     5,383,731
     5,000      Long Island Power Authority, (Electric
                  Systems Revenue, Series A), AMBAC
                  Insured...............................     RB      Aaa/AAA   12/01/08     5.500     5,063,150
     3,500      Long Island Power Authority, (New York
                  Electric Systems, Refunding, Series
                  A), AMBAC Insured.....................     RB      Aaa/AAA   12/01/11     5.500     3,492,335
     4,000      Metropolitan Transportation Authority,
                  (Commuter Facilities, Refunding,
                  Series D), MBIA Insured...............     RB      Aaa/AAA   07/01/06     6.000     4,196,240
     5,500      Metropolitan Transportation Authority,
                  (Dedicated Tax Fund, Series A), MBIA
                  Insured...............................     RB      Aaa/AAA   04/01/11     6.250     5,828,570
     3,840      Metropolitan Transportation Authority,
                  (Service Contract, Transportation
                  Facilities, Series O), MBIA-IBC
                  Insured...............................     RB      Aaa/AAA   07/01/08     5.750     3,948,403
     1,065      Monroe County, (Public Improvement,
                  Escrowed to Maturity, Series 1995),
                  AMBAC Insured.........................     GO      Aaa/AAA   06/01/08     5.875     1,113,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

PRINCIPAL                                                           MOODY'S/
  AMOUNT                                                  SECURITY   S&P       MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION              TYPE      RATING      DATE        RATE    VALUE
--------------  ----------------------------------------  --------  ---------  -----------  -----  ------------
NEW YORK (CONTINUED)
   $    65      Monroe County, (Public Improvement,
                  Unrefunded Balance, Series 1995),
                  AMBAC Insured.........................     GO      Aaa/AAA   06/01/08     5.875% $     67,930
     5,000      Municipal Assistance Corp. for the City
                  of New York, (Series H)...............     RB      Aa2/AA    07/01/06     6.250     5,296,150
     5,000      Municipal Assistance Corp. for the City
                  of New York (Series H)................     RB      Aa2/AA    07/01/05     6.000     5,220,750
     2,150      Municipal Assistance Corp. for the City
                  of New York, (Refunding, Series G)....     RB      Aa2/AA    07/01/05     6.000     2,244,922
     1,460      New York City Industrial Development
                  Agency, (Civil Facilities Revenue,
                  YMCA Greater New York Project)........     RB      Baa3/NR   08/01/05     6.000     1,473,330
     1,000      New York City Industrial Development
                  Agency, (IDR, Brooklyn Navy Yard,
                  Cogen Partners, Refunding)............     RB     Baa3/BBB-  10/01/22     6.200       929,790
     5,000      New York City Municipal Water Finance
                  Authority, (Water & Sewer Systems
                  Revenue, Prerefunded, Series B due
                  06/15/20).............................     RB      Aaa/AAA   06/15/06(a)  6.250     5,356,450
     4,000      New York City Transitional Finance
                  Authority, (Future Tax Secured, Series
                  B)....................................     RB      Aa3/AA    11/15/14     6.125     4,118,320
     4,500      New York City, (Health & Hospital Corp.
                  Revenue, Prerefunded, Series A, due
                  02/15/20).............................     RB      Aaa/AAA   02/15/03(a)  6.300     4,766,265
       695      New York City, (Prerefunded, Series D,
                  due 02/15/07).........................     GO       A3/A-    02/15/05(a)  5.750       723,036
     1,000      New York City, (Refunding, Series G),
                  MBIA-IBC Insured......................     GO      Aaa/AAA   02/01/09     6.750     1,090,210
     4,000      New York City, (Series I), MBIA
                  Insured...............................     GO      Aaa/AAA   04/15/07     6.250     4,229,440
     4,305      New York City, (Unrefunded Balance,
                  Series D).............................     GO       A3/A-    02/15/07     5.750     4,394,286
    10,000      New York Convention Center Operating
                  Corp., (Yale Building Acquisition
                  Project)..............................     PP       NR/NR    12/01/04     6.500     9,885,200
     7,033      New York Office of Temporary and
                  Disability Assistance.................     PP       NR/NR    07/01/04     5.210     7,038,512
     6,059      New York Office of Temporary and
                  Disability Assistance, (General
                  Obligation)...........................     PP       NR/NR    03/31/05     4.480     6,050,483
     4,375      New York State..........................     GO       A2/A+    03/01/07     6.000     4,545,494
     4,485      New York State Dormitory Authority,
                  (City University, Prerefunded, due
                  07/01/19), MBIA Insured...............     RB      Aaa/AAA   07/01/04(a)  6.250     4,729,612

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

PRINCIPAL                                                           MOODY'S/
  AMOUNT                                                  SECURITY   S&P       MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION              TYPE      RATING      DATE        RATE    VALUE
--------------  ----------------------------------------  --------  ---------  -----------  -----  ------------
NEW YORK (CONTINUED)
   $ 2,280      New York State Dormitory Authority,
                  (Columbia University).................     RB      Aaa/AAA   07/01/07     5.250% $  2,304,943
     3,745      New York State Dormitory Authority,
                  (Concord Nursing Home)................     RB       A1/NR    07/01/16     6.250     3,732,454
     2,000      New York State Dormitory Authority,
                  (Cornell University)..................     RB      Aa2/AA    07/01/08     5.300     2,014,960
     2,500      New York State Dormitory Authority, (FHA
                  Hospital New York & Presbyterian,
                  Refunding), AMBAC-FHA Insured.........     RB      Aaa/AAA   08/01/13     4.400     2,462,000
       280      New York State Dormitory Authority,
                  (Long Island Jewish Medical Center,
                  Refunding), MBIA Insured..............     RB      Aaa/AAA   07/01/05     5.000       279,244
     2,000      New York State Dormitory Authority,
                  (Memorial Sloan Kettering Cancer,
                  Series C), MBIA Insured...............     RB      Aaa/AAA   07/01/19     5.750     1,938,260
     5,650      New York State Dormitory Authority,
                  (Mental Health Services Facilities,
                  Refunding, Series B)..................     RB       A3/A-    02/15/06     6.000     5,853,626
     2,000      New York State Dormitory Authority, (New
                  York University, Series A), MBIA
                  Insured...............................     RB      Aaa/AAA   07/01/06     5.000     1,989,820
     2,530      New York State Dormitory Authority,
                  (North Shore University Hospital,
                  Refunding), MBIA Insured..............     RB      Aaa/AAA   11/01/10     5.500     2,540,879
     3,450      New York State Dormitory Authority,
                  (Pratt Institute).....................     RB       NR/AA    07/01/14     6.250     3,521,691
     2,000      New York State Dormitory Authority,
                  (Secondary Hospital, North General
                  Hospital, Refunding, Series G)........     RB     Baa1/BBB+  02/15/05     5.500     1,985,320
     1,500      New York State Dormitory Authority,
                  (State University Educational
                  Facilities, Refunding, Series A)......     RB       A3/A-    05/15/04     6.500     1,579,635
     3,000      New York State Dormitory Authority,
                  (State University Educational
                  Facilities, Refunding, Series A), FGIC
                  Insured...............................     RB      Aaa/AAA   05/15/11     5.875     3,102,360
     1,210      New York State Dormitory Authority,
                  (University of Rochester, Series A)...     RB       A1/A+    07/01/06     6.500     1,300,750
    10,000      New York State Environmental Facilities
                  Corp., (PCR, State Water, Revolving
                  Fund, New York City Municipal
                  Water)................................     RB      Aa1/AA-   06/15/10     5.750    10,261,800

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

PRINCIPAL                                                           MOODY'S/
  AMOUNT                                                  SECURITY   S&P       MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION              TYPE      RATING      DATE        RATE    VALUE
--------------  ----------------------------------------  --------  ---------  -----------  -----  ------------
NEW YORK (CONTINUED)
   $ 5,000      New York State Environmental Facilities
                  Corp., (PCR, State Water, Revolving
                  Fund, New York City Municipal Water,
                  Refunding)............................     RB      Aa1/AA-   06/15/11     5.750% $  5,098,000
     1,000      New York State Environmental Facilities
                  Corp., (State Clean Water & Drinking,
                  Revolving Funds, Second Resolution,
                  Series F).............................     RB      Aa1/AA-   06/15/07     5.250     1,002,930
     8,350      New York State Local Government
                  Assistance Corp., (Refunding, Series
                  E)....................................     RB       A3/A+    04/01/14     6.000     8,583,633
     2,000      New York State Power Authority, (Revenue
                  & General Purpose, Refunding, Escrowed
                  to Maturity, Series W)................     RB      Aaa/AAA   01/01/03     6.625     2,100,720
     5,105      New York State Thruway Authority,
                  (Highway & Bridge, Series C), FGIC
                  Insured...............................     RB      Aaa/AAA   04/01/08     5.500     5,185,455
     4,950      New York State Thruway Authority,
                  (Service Contract Revenue, Local
                  Highway & Bridge, Prerefunded, due
                  04/01/05).............................     RB      Baa1/NR   04/01/15(a)  6.450     5,346,940
     2,000      New York State Thruway Authority,
                  (Service Contract, Local Highway &
                  Bridge)...............................     RB     Baa1/BBB+  04/01/05     6.000     2,069,860
     2,000      New York State Thruway Authority,
                  (Service Contract, Local Highway &
                  Bridge, Refunding)....................     RB     Baa1/BBB+  04/01/04     5.500     2,027,760
     2,470      New York State Urban Development Corp.,
                  (Center for Industrial Innovation,
                  Refunding)............................     RB     Baa1/BBB+  01/01/06     6.250     2,585,794
     2,000      New York State Urban Development Corp.,
                  (Correctional Capital Facilities,
                  Series 6).............................     RB      Baa1/A-   01/01/03     6.000     2,052,360
     2,635      New York State Urban Development Corp.,
                  (Sub Lien, Corporate Purpose,
                  Refunding)............................     RB       A2/A     01/01/06     6.000     2,728,174
     5,250      New York State, (Refunding,
                  Series A).............................     GO       A2/A     07/15/06     6.500     5,610,255
     1,350      New York State, (Refunding,
                  Series C).............................     GO       A2/A     10/01/04     6.000     1,403,149
     1,395      Niagra Falls, (City School District,
                  High School Facility).................     RB     Baa3/BBB-  06/15/06     5.625     1,389,099
     1,000      Orange County, (Refunding)..............     GO      Aa2/NR    11/15/04     5.500     1,024,840

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

PRINCIPAL                                                           MOODY'S/
  AMOUNT                                                  SECURITY   S&P       MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION              TYPE      RATING      DATE        RATE    VALUE
--------------  ----------------------------------------  --------  ---------  -----------  -----  ------------
NEW YORK (CONTINUED)
   $ 7,730      Port Authority of New York & New Jersey,
                  (Special Project, JFK International
                  Air Terminal, Series 6), MBIA
                  Insured...............................     RB      Aaa/AAA   12/01/11     6.250% $  8,232,682
     4,365      Suffolk County, (Southwest Sewer
                  District, Refunding), MBIA Insured....     GO      Aaa/AAA   02/01/08     6.000     4,576,833
     3,690      Tobacco Settlement Asset Securitization
                  Corp., Inc., (Tobacco Flexible
                  Amortization Bonds, Series 1).........     RB      Aa1/A+    07/15/06     4.800     3,605,093
     4,175      Tobacco Settlement Asset Securitization
                  Corp., Inc., (Tobacco Flexible
                  Amortization Bonds, Series 1).........     RB      Aa1/A+    07/15/07     4.875     4,073,130
     2,690      Tobacco Settlement Asset Securitization
                  Corp., Inc., (Tobacco Flexible
                  Amortization Bonds, Series 1).........     RB      Aa1/A+    07/15/08     5.000     2,616,805
     1,500      Triborough Bridge & Tunnel Authority,
                  (General Purpose, Refunding, Series
                  Y)....................................     RB      Aa3/A+    01/01/07     5.900     1,553,955
     2,580      Triborough Bridge & Tunnel Authority,
                  (General Purpose, Series B)...........     RB      Aa3/A+    01/01/11     5.750     2,620,558
     3,960      Triborough Bridge & Tunnel Authority,
                  (Special Obligation, Refunding, Series
                  A), FGIC Insured......................     RB      Aaa/AAA   01/01/07     5.500     4,027,676
     2,000      Trust for Cultural Resources of the City
                  of New York, (Public Power Revenue,
                  Series 1999)..........................     PP       NR/NR    01/01/08     4.600     1,917,420
     3,230      Yonkers, (Series C), AMBAC Insured......     GO      Aaa/AAA   08/01/04     5.500     3,295,440
                                                                                                   ------------
                    TOTAL NEW YORK......................                                            239,133,148
                                                                                                   ------------

NORTH CAROLINA (2.0%)
     5,000      North Carolina Municipal Power Agency,
                  (Catawba Electric Revenue, Series B)..     RB     Baa1/BBB+  01/01/08     6.375     5,107,000
                                                                                                   ------------

PUERTO RICO (0.7%)
     1,838      Commonwealth of Puerto Rico, (General
                  Obligation)...........................     PP       NR/NR    12/04/03     7.469     1,914,929
                                                                                                   ------------
                    TOTAL LONG TERM INVESTMENTS (COST $256,361,496)..............................   252,632,311
                                                                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

                                                         MOODY'S/
                                                            S&P
   SHARES                SECURITY DESCRIPTION             RATING      RATE           VALUE
-------------  ----------------------------------------  ---------  ---------     ------------
SHORT-TERM INVESTMENTS (4.8%)
OTHER INVESTMENT COMPANIES (4.8%)
 12,572,497    J.P. Morgan Institutional Tax Exempt
                 Money Market Fund
                 (cost $12,572,497)....................   Aaa/AAA     3.200%(y)   $ 12,572,497
                                                                                  ------------
               TOTAL INVESTMENTS (COST $268,933,993) (101.9%)................      265,204,808
               LIABILITIES IN EXCESS OF OTHER ASSETS (-1.9%).................       (4,847,292)
                                                                                  ------------
               NET ASSETS (100.0%)...........................................     $260,357,516
                                                                                  ============

------------------------------
Note: Based on the cost of investments of $268,933,993 for federal income tax purposes at January 31, 2000, the aggregate gross unrealized appreciation and depreciation was $463,798 and $4,192,983, respectively, resulting in net unrealized depreciation of investments of $3,729,185.

(a)The date listed under the heading maturity date represents an optional tender date or the next interest rate reset date. The final maturity date is indicated in the security description.

(y)Yield to Maturity.

AMBAC - Ambac Indemnity Corp., FGIC - Financial Guaranty Insurance Company,
FHA - Federal Housing Authority, FSA - Financial Securities Assurance, GO - General Obligation, IBC - IBC Financial Data, Inc., IDR - Industrial Development Revenue, MBIA - Municipal Bond Investors Assurance Corp., NR - Not Rated, PCR - Pollution Control Revenue, PP - Private Placement, RB - Revenue Bond.

Escrowed to Maturity: Bonds for which cash and/or securities have been deposited with a third party to cover payments of principal and interest at the maturity which coincides with the first call date of the first bond.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $268,933,993)           $265,204,808
Interest Receivable                                   3,184,194
Prepaid Trustees' Fees                                      193
Prepaid Expenses and Other Assets                         1,108
                                                   ------------
    Total Assets                                    268,390,303
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     7,893,026
Advisory Fee Payable                                     66,766
Administrative Services Fee Payable                       8,839
Administration Fee Payable                                  161
Fund Services Fee Payable                                    90
Accrued Expenses                                         63,905
                                                   ------------
    Total Liabilities                                 8,032,787
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $260,357,516
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JANUARY 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                              $ 6,408,497
EXPENSES
Advisory Fee                                       $407,169
Custodian Fees and Expenses                          41,325
Administrative Services Fee                          34,268
Fund Services Fee                                     2,303
Trustees' Fees and Expenses                           1,286
Administration Fee                                    1,076
Miscellaneous                                        26,387
                                                   --------
    Total Expenses                                               513,814
                                                             -----------
NET INVESTMENT INCOME                                          5,894,683
NET REALIZED LOSS ON INVESTMENTS                              (3,352,554)
NET CHANGE IN UNREALIZED DEPRECIATION OF
  INVESTMENTS                                                 (3,126,182)
                                                             -----------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $  (584,053)
                                                             ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE SIX     FOR THE FOUR
                                                     MONTHS ENDED    MONTHS ENDED
                                                   JANUARY 31, 2000  JULY 31, 1999
                                                   ----------------  -------------
DECREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     5,894,683   $  4,079,089
Net Realized Loss on Investments                        (3,352,554)      (774,564)
Net Change in Unrealized Depreciation of
  Investments                                           (3,126,182)    (7,106,907)
                                                   ---------------   ------------
    Net Decrease in Net Assets Resulting from
      Operations                                          (584,053)    (3,802,382)
                                                   ---------------   ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           31,086,620     30,864,819
Withdrawals                                            (47,143,069)   (70,994,351)
                                                   ---------------   ------------
    Net Decrease from Investors' Transactions          (16,056,449)   (40,129,532)
                                                   ---------------   ------------
    Total Decrease in Net Assets                       (16,640,502)   (43,931,914)
NET ASSETS
Beginning of Period                                    276,998,018    320,929,932
                                                   ---------------   ------------
End of Period                                      $   260,357,516   $276,998,018
                                                   ===============   ============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                         FOR THE            FOR THE       FOR THE FISCAL YEAR ENDED MARCH 31,
                                     SIX MONTHS ENDED  FOUR MONTHS ENDED  ------------------------------------
                                     JANUARY 31, 2000    JULY 31, 1999      1999      1998     1997     1996
                                     ----------------  -----------------  --------  --------  -------  -------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                             0.38%(a)          0.40%(a)       0.38%     0.40%    0.43%    0.44%
  Net Investment Income                    4.31%(a)          4.10%(a)       4.26%     4.62%    4.75%    4.72%
Portfolio Turnover                           53%(b)             8%(b)         44%       51%      35%      41%

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York Tax Exempt Bond Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 16, 1993. The portfolio commenced operations on April 11, 1994. The portfolio's investment objective is to provide a high level of tax exempt income for New York residents consistent with moderate risk of capital. The portfolio invests a significant amount of its assets in debt obligations issued by political subdivisions and authorities in the State of New York. The issuers' ability to meet their obligations may be affected by economic and political developments within the State of New York. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio. At a meeting on November 12, 1998, the trustees elected to change the portfolio's fiscal year end from March 31 to July 31.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and wholly

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------
      owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio pays Morgan at an annual rate of 0.30% of the portfolio's average daily net assets. For the six months ended January 31, 2000, such fees amounted to $409,086.

      The portfolio may invest in one or more affiliated money market funds:
      J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the portfolio in an amount to offset any doubling of investment advisory and shareholder servicing fees. For the six months ended January 31, 2000, J.P. Morgan has agreed to reimburse the portfolio $1,917 under this agreement.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended January 31, 2000, the fee for these services amounted to $1,076.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended January 31, 2000, the fee for these services amounted to $34,268.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $2,303 for the six months ended January 31, 2000.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------
      as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $400.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended January 31, 2000 were as follows:

COST OF              PROCEEDS
PURCHASES           FROM SALES
---------          ------------
$137,080,551       $140,535,501

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

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